Investment Objectives and Goals	May 30, 2025
Yorktown Growth Fund Class A Class L And Institutional Class | Yorktown Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Growth Fund
Objective, Primary [Text Block]	Investment Objective – Growth of capital.
Yorktown Short Term Bond Fund Class A Class L And Institutional Class | Yorktown Short Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Short Term Bond Fund
Objective, Primary [Text Block]	Investment Objective – The Fund’s investment objective is to seek income consistent with the preservation of capital.
Yorktown Multi Sector BondFund ClassA ClassL And Institutional Class | Yorktown Multi-Sector Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Multi-Sector Bond Fund
Objective, Primary [Text Block]	Investment Objective – Current income with limited credit risk.
Yorktown Small Cap Fund Class A Class L And Institutional Class | YORKTOWN SMALL-CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Small Cap Fund
Objective, Primary [Text Block]	Investment Objective – The Fund seeks to achieve long term capital appreciation.
Yorktown Treasury Advanced Total Return Fund Institutional Class | Yorktown Treasury Advanced Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Treasury Advanced Total Return Fund
Objective, Primary [Text Block]	Investment Objective – Current income, capital appreciation, while limiting credit risk to achieve a total return net of inflation.
Yorktown Multi Sector Bond Fund Class C | Yorktown Multi-Sector Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Multi-Sector Bond Fund
Objective, Primary [Text Block]	Investment Objective – Current income with limited credit risk.